Property And Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Property, Plant and Equipment [Line Items]
Property And Equipment, Net
4.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Leasehold improvements	$18,048	$16,512
Furniture and fixtures	1,747	1,438
Office equipment	495	356
Computer equipment	81	81
Vehicles	66	66

	20,437	18,453
Less: accumulated depreciation	(6,095)	(4,379)

Property and equipment, net	$14,342	$14,074

Total depreciation expense related to property and equipment, net was $1.8 million and $1.3 million for the six months ended June 30, 2021 and 2020, respectively.

5.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Leasehold improvements	$16,512	$9,984
Furniture and fixtures	1,438	892
Office equipment	356	397
Computer equipment	81	81
Vehicles	66	65

	18,453	11,419
Less: accumulated depreciation	(4,379)	(2,310)

Property and equipment, net	$14,074	$9,109

Total depreciation expense related to property and equipment, net was $3.1 million and $1.7 million for the years ended December 31, 2020 and 2019, respectively.